LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS AND ALLOWANCE FOR LOAN LOSSES [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 3:              LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2011 and 2010 include:

	December 31,
	2011	2010
Real estate - residential mortgage:
One to four family units	$98,030,718	$103,052,035
Multi-family	43,165,695	44,138,034
Real estate - construction	44,912,049	63,308,397
Real estate - commercial	194,856,374	195,889,801
Commercial loans	88,088,580	85,427,589
Consumer and other loans	20,758,027	23,425,843
Total loans	489,811,443	515,241,699
Less:
Allowance for loan losses	(10,613,145)	(13,082,703)
Deferred loan fees/costs, net	(237,562)	(178,611)
Net loans	$478,960,736	$501,980,385

Classes of loans by aging at December 31, 2011 and 2010 were as follows:

As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

As of December 31, 2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$1,158	$562	$1,591	$3,311	$99,741	$103,052	$-
Multi-family	-	-	-	-	44,138	44,138	-
Real estate - construction	1,969	89	311	2,369	60,939	63,308	-
Real estate - commercial	-	234	-	234	195,656	195,890	-
Commercial loans	2,571	-	2,021	4,592	80,836	85,428	-
Consumer and other loans	100	25	29	154	23,272	23,426	-
Total	$5,798	$910	$3,952	$10,660	$504,582	$515,242	$-

Nonaccruing loans are summarized as follows:

	December 31,
	2011	2010

Real estate - residential mortgage:
One to four family units	$1,671,245	$3,119,760
Multi-family	-	-
Real estate - construction	8,514,187	8,934,666
Real estate - commercial	4,082,416	2,980,117
Commercial loans	2,377,081	7,743,116
Consumer and other loans	357,060	234,475
Total	$17,001,989	$23,012,134

Activity in the allowance for loan losses was as follows:

	Years ended
	December 31,
	2011	2010	2009

Balance, beginning of year	$13,082,703	$14,076,123	$16,728,492
Provision charged to expense	3,350,000	5,200,000	6,900,000
Losses charged off, net of recoveries of $1,955,578, $1,191,644 and $217,288 for the years ended December 31, 2011, 2010 and 2009, respectively	(5,819,558)	(6,193,420)	(9,552,369)
Balance, end of year	$10,613,145	$13,082,703	$14,076,123

The following table presents the activity in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of and for the years ended December 31, 2011 and 2010:

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC-310-10-35-16), when based on current information and events, it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following summarizes impaired loans at and for the years ended December 31, 2011 and 2010:

As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total

Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

As of December 31, 2010
	Recorded	Unpaid	Specific	Average	Interest
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,691	$1,708	$-	$3,011	$185
Multi-family	-	-	-	1,007	-
Real estate - construction	601	2,003	-	4,418	9
Real estate - commercial	2,881	2,881	-	2,674	30
Commercial loans	2,897	4,852	-	3,516	41
Consumer and other loans	369	372	-	2,253	93
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,672	$1,672	$357	$1,570	$-
Multi-family	-	-	-	-	-
Real estate - construction	8,680	8,680	3,134	2,804	-
Real estate - commercial	2,269	2,269	1,384	997	-
Commercial loans	5,512	5,512	1,052	4,867	-
Consumer and other loans	639	639	99	1,879	-
Total
Real estate - residential mortgage:
One to four family units	$3,363	$3,380	$357	$4,581	$185
Multi-family	-	-	-	1,007	-
Real estate - construction	9,281	10,683	3,134	7,222	9
Real estate - commercial	5,150	5,150	1,384	3,671	30
Commercial loans	8,409	10,364	1,052	8,383	41
Consumer and other loans	1,008	1,011	99	4,132	93
Total	$27,211	$30,588	$6,026	$28,996	$358

Interest of approximately $1,223,789 was recognized on average impaired loans of $39,642,406 for the year ended December 31, 2009.

At December 31, 2011, the Bank's impaired loans shown in the table above included loans that were classified as troubled debt restructurings (TDR).  The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Bank considers information currently available regarding the financial condition of the borrower.  This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy and (iv) the debtor's projected cash flow is sufficient to satisfy the contractual payments due under the original terms of the loan without a modification.

The Bank considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower.  Key factors considered by the Bank include the debtor's ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.  The most common concessions granted by the Bank generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a reduction of the face amount or maturity amount of the debt as stated in the original loan, (iv) a temporary period of interest-only payments, (v) a reduction in accrued interest, and (vi) an extension of amortization.

As a result of adopting the amendments in Accounting Standards Update No. 2011-02 (the ASU), the Bank reassessed all restructurings that occurred on or after the beginning of its current fiscal year December 31, 2011 for identification as troubled debt restructurings.  The Bank identified as troubled debt restructurings certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology.  Upon identifying those receivables as troubled debt restructurings, the Bank identified them as impaired under the guidance in Accounting Standards Codification (ASC) 310-10-35.  The ASU requires prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired

The following table presents information regarding troubled debt restructurings by class for the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

The troubled debt restructurings described above increased the allowance for loan losses by $1,299,226 and resulted in charge offs of $1,859,100 during the year ended December 31, 2011.

The following table presents the troubled debt restructurings by type of modification:

	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746

At December 31, 2010, the Bank did not have any troubled debt restructurings.

As part of the on-going monitoring of the credit quality of the Bank's loan portfolio, management tracks loans by an internal rating system.  All loans are assigned an internal credit quality rating based on an analysis of the borrower's financial condition.  The criteria used to assign quality ratings to extensions of credit that exhibit potential problems or well-defined weaknesses are primarily based upon the degree of risk and the likelihood of orderly repayment, and their effect on the Bank's safety and soundness.  The following are the internally assigned ratings:

Pass-This rating represents loans that have strong asset quality and liquidity along with a multi-year track record of profitability.

                Special mention-This rating represents loans that are currently protected but are potentially weak.  The credit risk may be relatively minor, yet constitute an increased risk in light of the circumstances surrounding a specific loan.

Substandard-This rating represents loans that show signs of continuing negative financial trends and unprofitability and therefore, is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

The following table provides information about the credit quality of the loan portfolio using the Bank's internal rating system as of December 31, 2011 and 2010:

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$45,307	$173,210	$93,816	$44,138	$73,291	$21,580	$451,342
Special Mention	4,621	7,604	2,962	-	1,028	4	16,219
Substandard	13,380	15,076	6,274	-	11,109	1,842	47,681
Total	$63,308	$195,890	$103,052	$44,138	$85,428	$23,426	$515,242

The weighted average interest rate on loans as of December 31, 2011 and 2010 was 5.82% and 5.61%, respectively.

The Bank serviced mortgage loans for others amounting to $199,256 and $237,605 as of December 31, 2011 and 2010, respectively.  The Bank serviced commercial loans for others amounting to $4,143,374 and $6,555,843 as of December 31, 2011 and 2010, respectively.